Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	abaemmvf-20180907_SupplementTextBlock

American Beacon Acadian Emerging Markets Managed Volatility Fund

Supplement dated September 7, 2018
to the
Prospectus and Summary Prospectus dated May 31, 2018, as previously amended or supplemented

On August 22, 2018, the Board of Trustees of the American Beacon Funds approved the termination of the 2% redemption fee on proceeds of shares of the American Beacon Acadian Emerging Markets Managed Volatility Fund that are sold or exchanged within 90 days of purchase, effective November 1, 2018. Accordingly, the following changes are made as of November 1, 2018:

I.
In the "Fund Summaries – American Beacon Acadian Emerging Markets Managed Volatility Fund - Fees and Expenses of the Fund" section, the "Shareholder Fees" table is deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Share Class	A	C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None

(American Beacon Funds - Supplement) | (American Beacon Acadian Emerging Markets Managed Volatility Fund)
Prospectus:	rr_ProspectusTable
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
(American Beacon Funds - Supplement) | (American Beacon Acadian Emerging Markets Managed Volatility Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	0.50%
(American Beacon Funds - Supplement) | (American Beacon Acadian Emerging Markets Managed Volatility Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
(American Beacon Funds - Supplement) | (American Beacon Acadian Emerging Markets Managed Volatility Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
(American Beacon Funds - Supplement) | (American Beacon Acadian Emerging Markets Managed Volatility Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
(American Beacon Funds - Supplement) | (American Beacon Acadian Emerging Markets Managed Volatility Fund) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none